Pension and Other Post-Retirement Benefits (Summary of Movements in Pension and Other Post-Retirement Benefit Assets (Liabilities) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Net obligation	$ (1,164)	$ (1,364)	$ (1,439)
Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Net obligation	(1,075)	(1,262)	(1,310)
Wholly or partly funded defined benefit plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Funded status net defined benefit liability asset	1,015	1,206
Wholly Unfunded Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Obligations arising from unfunded plans	149	158
Net [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Net obligation	$ (89)	$ (102)	$ (129)